Fair Value of Financial Instruments (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities at Fair Value on a Recurring Basis
The following table presents information about the Company's financial assets and liabilities measured at fair value on a recurring basis as of:
	September 30, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Asset:
Money market funds	$32,434	$—	$—	$32,434
Liability:
Contingent consideration	$—	$—	$673	$673
	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Asset:
Money market funds	$15,802	$—	$—	$15,802
Liability:
Contingent consideration	$—	$—	$2,911	$2,911

The following table presents information about the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:
	2020
	Level 1	Level 2	Level 3	Total
	in thousands
Contingent consideration	$—	$—	$2,911	$2,911
	2019
	Level 1	Level 2	Level 3	Total
	in thousands
Contingent consideration	$—	$—	$1,811	$1,811

Schedule of Reconciliation of Opening and Closing Balances for Contingent Consideration
The following is a reconciliation of the opening and closing balance for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2021 (in thousands):
Opening balance	$2,911
Fair value adjustments	(892)
Amounts settled through payment	(1,346)
Ending balance	$673

The following is a reconciliation of the opening and closing balance for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2020 (in thousands):
Opening balance	$1,811
Additions to contingent consideration (refer to Note 3, Acquisitions)	3,471
Fair value adjustments	(455)
Amounts settled through payment	(1,916)
Ending balance	$2,911